RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(Dollars in Thousands)	2025	2024
Net Assets Available for Benefits per the Financial Statements	$816,894	$798,523
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(2,692)	(6,305)
Amounts Allocated to Withdrawing Participants	(135)	(511)
Net Assets Available for Benefits per the Form 5500	$814,067	$791,707

The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Benefits Paid to Participants per the Financial Statements	$148,353
Amounts Allocated to Withdrawing Participants at December 31, 2025	135
Amounts Allocated to Withdrawing Participants at December 31, 2024	(511)
Benefits Paid to Participants per the Form 5500	$147,977
The following is a reconciliation of net investment gain from the Plan’s interest in the Commingled Trust per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$108,477
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	3,613
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$112,090